Borrowings - Schedule of Borrowings (Parenthetical) (Detail) R in Millions, $ in Millions		1 Months Ended	12 Months Ended
	May 09, 2019 USD ($)	May 27, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 ZAR (R)	Jul. 25, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Jul. 17, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 1,200,000,000				$ 1,290,000,000
Outstanding Notes			1,845,800,000				1,906,800,000	[1]	$ 1,782,400,000	[1]
Total proceeds from issue of notes and debentures	$ 1,000,000,000
Average borrowings interest rate	5.625%
Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 1,290,000,000
Revolving Credit Facility [member] | Gold Fields Ghana Holdings [member]
Disclosure of detailed information about borrowings [line items]
Revolving Credit Facilities						1,200,000,000
US $1 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			1,000,000,000
Unamortized transaction costs			1,300,000				3,000,000
Profit on buy back of notes			17,700,000
Outstanding Notes			$ 601,400,000				849,400,000	[1]	847,900,000	[1]		$ 846,400,000	[1]
Notes Maturity			7 October 2020
US$500 million 5-year notes issue (the 5-year notes)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 500,000,000
Proceeds From Issuance Of Bonds		$ 500,000,000
Notes Maturity		5-year notes
Interest Rate On Notes	5.125%
US$500 million 10-year notes issue (the 10-year notes)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings							500,000,000
Proceeds From Issuance Of Bonds		$ 500,000,000
Notes Maturity		10-year notes
Interest Rate On Notes	6.125%
US$150 million revolving senior secured credit facility - old [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			150,000,000
Outstanding Notes			$ 0				0	[1]	0	[1]		82,000,000	[1]
Notes Maturity			19 September 2017
US$150 million revolving senior secured credit facility - New [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 150,000,000
Outstanding Notes			$ 83,500,000				83,500,000	[1]	83,500,000	[1]		0	[1]
Notes Maturity			19 September 2020
US$70 million revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 70,000,000
Outstanding Notes			$ 0				0	[1]	0	[1]		45,000,000	[1]
Notes Maturity			6 May 2017
US$100 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 100,000,000
Outstanding Notes			$ 0				45,000,000	[1]	45,000,000	[1]		0	[1]
Notes Maturity			30 November 2021
A$500 million syndicated revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings				$ 500
Outstanding Notes			$ 168,500,000				316,500,000	[1]	231,500,000	[1]
Notes Maturity			24 May 2021
Facility A (US $380 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 380,000,000
Outstanding Notes			$ 0				380,000,000	[1]	380,000,000	[1]
Notes Maturity			6 June 2020
Facility B (US $360 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 360,000,000
Outstanding Notes			$ 0				92,000,000	[1]	0	[1]
Notes Maturity			6 June 2021
Facility C (US $550 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 550,000,000
Outstanding Notes			$ 0				0	[1]	0	[1]
Notes Maturity			6 June 2021
US$1,200 million revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 1,200,000,000
Outstanding Notes			0				0	[1]	0	[1]
Facility A (US$600 million 3-year revolving credit facility) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			600,000,000
Outstanding Notes			$ 0				0	[1]	0	[1]
Notes Maturity			25 July 2022
Facility B (US$600 million 5-year revolving credit facility) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 600,000,000
Outstanding Notes			$ 0				0	[1]	0	[1]
Notes Maturity			25 July 2024
R 1,500 Million Nedbank Revolving Credit Facility - old [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R					R 1,500
Outstanding Notes			$ 0				0	[1]	79,500,000	[1]		0
Notes Maturity			7 March 2018
R 1,500 million Nedbank revolving credit facility - new [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R					1,500
Outstanding Notes			$ 0				0	[1]	0	[1]
Notes Maturity			8 May 2023
R 500 million Standard Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R					500
Outstanding Notes			$ 0				13,700,000	[1]	0	[1]		0	[1]
Notes Maturity			31 March 2020
R 500 million Absa Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R					R 500
Outstanding Notes			$ 0				34,200,000	[1]	0	[1]		0	[1]
Notes Maturity			31 March 2020
US$1,290 million term loan and revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 1,290,000,000		$ 1,290,000,000
Outstanding Notes			0				$ 472,000,000	[1]	380,000,000	[1]		$ 658,500,000	[1]
US $147.6 Million Notes [member]
Disclosure of detailed information about borrowings [line items]
Purchase of notes, amount			147,600,000
Purchase price per US$1,000			$ 880
Borrowing financed, description			the purchase of an aggregate principal amount of notes equal to US$147.6 million at the purchase price of US$880 per US$1,000 in principal amount of notes. GFA intends to hold the notes acquired until their maturity on 7 October 2020. The group recognised a profit of US$17.7 million on the buy back of the 2020 notes.
US 250 million due on 2020 [member]
Disclosure of detailed information about borrowings [line items]
Profit on buy back of notes		$ 5,000,000
Outstanding Notes		$ 250,000,000
Percentage At Shares Repurchased		102.00%
US 250 million due on 2020 [member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Percentage At Shares Repurchased		101.73%
5-year notes [member]
Disclosure of detailed information about borrowings [line items]
Unamortized transaction costs			$ 3,700,000
10-year notes [member]
Disclosure of detailed information about borrowings [line items]
Unamortized transaction costs			$ 3,900,000
3 year revolving credit facility [member] | Revolving Credit Facility [member] | Tranches One [member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Remaining Borrowings						600,000,000
5 year revolving credit facilit [member] | Revolving Credit Facility [member] | Tranches Two [member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Current Borrowings						$ 600,000,000
US$70 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings									$ 70,000,000
US$108 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings											$ 108,000,000

[1]	Refer note 42.